Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we are required to provide the following disclosure for the fiscal years listed below regarding (i) the “compensation actually paid”, as determined under SEC rules, for Jay R. Luly, Ph.D., our principal executive officer (“PEO”) and our Named Executive Officers other than our PEO (our “Non-PEO NEOs”), and (ii) our Company performance. We did not use any financial performance measure to link “compensation actually paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important financial metrics. In making its compensation decisions for any of the years shown, our Compensation Committee did not consider the specific pay-versus-performance information disclosed below; however, our Compensation Committee did consider the year-end retention value of unvested outstanding equity awards held by our NEOs.

					Value of initial fixed $100 investment(4) based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO (1)(2)(3)($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Stockholder Return ($)	Net (Loss) ($) (in thousands)
2025	2,769,548	3,602,317	1,318,501	1,605,707	23	(81,889)
2024	2,695,276	2,193,308	1,272,395	1,054,828	20	(116,045)
2023	7,856,698	(2,465,479)	2,813,550	(445,252)	22	(133,816)

(1)
Jay R. Luly, Ph.D. was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each fiscal year are as follows:

2025	2024	2023
Yat Sun Or, Ph.D.	Yat Sun Or, Ph.D.	Yat Sun Or, Ph.D.
Scott T. Rottinghaus, M.D.	Scott T. Rottinghaus, M.D.	Nathaniel S. Gardiner, J.D.
	Matthew P. Kowalsky, J.D.	Paul J. Mellett
	Paul J. Mellett	Brendan Luu

(2) The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect certain adjustments to the “Total ($)” column in the Summary Compensation Table, as described in note (3) below.

	(3) “Compensation Actually Paid” reflects the exclusion and inclusion of certain specified items for the PEO and the Non-PEO NEOs, as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column in the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. When these totals are excluded from the Summary Compensation Table Totals, the remainder is the cash compensation “actually paid” in the corresponding fiscal year. Amounts in the “Inclusion of Equity Values” column in the tables below, which are explained further in those tables, are then added to the cash compensation to determine the “Compensation Actually Paid” in a given fiscal year.
Named Executive Officers, Footnote
(1)
Jay R. Luly, Ph.D. was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each fiscal year are as follows:

2025	2024	2023
Yat Sun Or, Ph.D.	Yat Sun Or, Ph.D.	Yat Sun Or, Ph.D.
Scott T. Rottinghaus, M.D.	Scott T. Rottinghaus, M.D.	Nathaniel S. Gardiner, J.D.
	Matthew P. Kowalsky, J.D.	Paul J. Mellett
	Paul J. Mellett	Brendan Luu

PEO Total Compensation Amount	$ 2,769,548	$ 2,695,276	$ 7,856,698
PEO Actually Paid Compensation Amount	$ 3,602,317	2,193,308	(2,465,479)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	2,769,548	(1,352,525)	2,185,294	3,602,317

Year	(A) Year End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for PEO ($)	(B) Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO ($)	(C) Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for PEO	(D) Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	1,854,785	452,536	178,377	(300,404)	2,185,294

Non-PEO NEO Average Total Compensation Amount	$ 1,318,501	1,272,395	2,813,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,605,707	1,054,828	(445,252)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,318,501	(479,506)	766,712	1,605,707

Year	(A) Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	(B) Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	(C) Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	(D) Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	661,070	149,097	62,072	(105,527)	766,712

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 23	20	22
Net Income (Loss)	$ (81,889,000)	$ (116,045,000)	$ (133,816,000)
PEO Name	Jay R. Luly, Ph.D	Jay R. Luly, Ph.D	Jay R. Luly, Ph.D
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,352,525)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,185,294
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,854,785
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	452,536
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,377
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,404)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(479,506)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	766,712
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,070
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,097
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,072
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (105,527)